Average Annual Total Returns{- Fidelity® Intermediate Treasury Bond Index Fund} - 02.28 Fidelity Treasury Bond Index Funds Combo Pro-06 - Fidelity® Intermediate Treasury Bond Index Fund	Fidelity Intermediate Treasury Bond Index Fund Return Before Taxes Past 1 year	Fidelity Intermediate Treasury Bond Index Fund Return Before Taxes Past 5 years	Fidelity Intermediate Treasury Bond Index Fund Return Before Taxes Past 10 years	Fidelity Intermediate Treasury Bond Index Fund After Taxes on Distributions Past 1 year	Fidelity Intermediate Treasury Bond Index Fund After Taxes on Distributions Past 5 years	Fidelity Intermediate Treasury Bond Index Fund After Taxes on Distributions Past 10 years	Fidelity Intermediate Treasury Bond Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Intermediate Treasury Bond Index Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Intermediate Treasury Bond Index Fund After Taxes on Distributions and Sales Past 10 years	LB143 Past 1 year	LB143 Past 5 years	LB143 Past 10 years
Total	9.10%	4.12%	3.96%	7.95%	3.12%	2.91%	5.59%	2.76%	2.71%	9.09%	4.17%	4.05%